Note 3 - Earnings Per Share - Earnings Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Net earnings	$ 33,138	$ 51,007	$ 126,100
Deduct preferred stock dividends	23	23	23
Undistributed earnings	33,115	50,984	126,077
Earnings attributable to participating preferred shareholders	109	196	493
Earnings attributable to common shareholders	$ 33,006	$ 50,788	$ 125,584
Weighted average common shares outstanding (in shares)	7,796	8,707	9,088
Basic earnings per common share (in dollars per share)	$ 4.23	$ 5.83	$ 13.82
Earnings attributable to common shareholders	$ 33,006	$ 50,788	$ 125,584
Add dividends on convertible preferred stock	20	20	20
Earnings attributable to common stock on a diluted basis	$ 33,026	$ 50,808	$ 125,604
Additional shares to be issued related to the equity compensation plan (in shares)	7	4	3
Additional shares to be issued under full conversion of preferred stock (in shares)	67	67	67
Total shares for diluted (in shares)	7,870	8,778	9,158
Diluted earnings per share (in dollars per share)	$ 4.20	$ 5.79	$ 13.72